Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 113,670	$ 110,268
Accumulated depreciation and amortization	(76,026)	(71,703)
Total	37,643	38,565
Depreciation and amortization expense	4,554	4,776	$ 5,017
Rental expense of the Bank's premises incurred during the period in accordance with certain operating leases	7,500	7,300	$ 7,200
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	2,413	2,413
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	33,050	32,760
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	48,819	47,443
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 29,389	$ 27,652